787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

June 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

Post-Effective Amendment No. 98

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 98 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the SA Legg Mason Tactical Opportunities Portfolio (the “Portfolio”). The Portfolio’s investment goals are to seek capital appreciation and income. The Portfolio seeks to achieve its investment goal by tactically allocating its assets among a number of different investment strategies. It is proposed that the Amendment will become effective on August 16, 2017 pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Louis Ducote, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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